Schedule of Investments	12 Months Ended
Dec. 31, 2013
Schedule of Investments [Abstract]
Investment Holdings, Schedule of Investments [Text Block]
Condensed Consolidated Schedules of Investments

	December 31, 2013		December 31, 2012
	Percentage of		Percentage of
	Net Assets	Fair value	Net Assets	Fair value

Long Positions
Fixed Income Securities

Commercial Paper
South Korea
Financials (cost $0 and $999,316, respectively)	-	$-	4.30%	$999,316
Australia
Financials (cost $0 and $999,542, respectively)	-	-	4.30%	999,542
Chile
Financials (cost $0 and $999,222, respectively)	-	-	4.30%	999,222
United States
Financials (cost $0 and $999,611, respectively)	-	-	4.30%	999,611
Total Commercial Paper	0.00%	-	17.20%	3,997,691

Corporate Bonds
United States
Financials (cost $1,501,697 and $0, respectively)	9.67%	1,465,195	-	-
Australia
Financials (cost $0 and $1,504,227, respectively)	-	-	6.45%	1,500,105
Total Corporate Bonds	9.67%	1,465,195	6.45%	1,500,105

Government Agencies
United States
US Government Agency (cost $0 and $5,500,084, respectively)	-	-	23.67%	5,502,285

Short-Term Investment Funds
United States
Short-Term Investment Funds (cost $0 an $3,600, respectively)	-	-	0.02%	3,600

Total Fixed Income Securities (cost $1,501,697 and $11,005,602, respectively)		$1,465,195		$11,003,681

Long Positions
Futures Positions
Agriculture	-0.15%	$(22,282)	-1.04%	$(241,904)
Currency	0.31%	46,836	0.12%	28,665
Energy	-0.14%	(21,904)	0.33%	77,294
Indices	2.98%	450,939	0.22%	50,444
Interest Rate	-0.92%	(138,783)	0.08%	19,455
Metals	0.03%	5,005	0.08%	18,129

Total long positions on open contracts		$319,811		$(47,917)

Short Positions
Futures Positions
Agriculture	1.37%	$207,657	1.39%	$324,276
Currency	0.31%	46,459	0.20%	47,442
Energy	-0.01%	(770)	-0.22%	(51,455)
Indices	-0.39%	(58,673)	-0.05%	(11,941)
Interest rates	1.15%	174,237	0.03%	7,003
Metals	0.49%	73,915	-0.03%	(6,664)

Total short positions on open contracts		$442,825		$308,661

Total unrealized gain on open contracts		$762,636		$260,744

Long put options on future contracts
Agriculture (premiums paid - $0 and $437,577, respectively)	-	$-	2.59%	$601,497

Total long put options on futures contracts		$-		$601,497

Short put options on future contracts
Agriculture (premiums received - $0 and $106,627, respectively)	-	$-	-0.44%	$(102,345)
Currency (premiums received - $0 and $73,421, respectively)	-	-	-0.41%	(95,775)
Energy (premiums received - $0 and $87,040, respectively)	-	-	-0.46%	(106,850)
Indices (premiums received - $0 and $39,900, respectively)	-	-	-0.09%	(21,850)
Interest (premiums received - $0 and $29,469, respectively)	-	-	-0.07%	(16,656)
Metals (premiums received - $0 and $6,300, respectively)	-	-	-0.02%	(4,550)

Total short put options on future contracts		$-		$(348,026)

Long call options on future contracts
Agriculture (premiums paid - $0 and $237,430, respectively)	-	$-	0.46%	$107,423
Energy (premiums paid - $0 and $78,410, respectively)	-	-	0.08%	19,520
Total long call options on future contracts		$-		$126,943

Short call options on future contracts
Agriculture (premiums received - $0 and $460,664, respectively)	-	$-	-1.64%	$(380,603)
Currency (premiums received - $0 and $83,423, respectively)	-	-	-0.31%	(71,913)
Energy (premiums received - $0 and $68,200, respectively)	-	-	-0.28%	(64,840)
Indices (premiums received - $0 and $16,800, respectively)	-	-	-0.05%	(12,000)
Metals (premiums received - $0 and $6,790, respectively)	-	-	-0.03%	(6,860)
Total short put options on future contracts		$-		$(536,216)

RJO GLOBAL TRUST AND SUBSIDIARY

Consolidated Statements of Operations